Cash and Cash Equivalents and Short-Term Bank Deposits	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-Term Bank Deposits

NOTE 5 - CASH AND CASH EQUIVALENTS AND SHORT-TERM BANK DEPOSITS

Cash and cash equivalents and short-term bank deposits as of June 30, 2019 were $8.3 million and $36.8 million. The short-term bank deposits as of June 30, 2019 were for terms of six to twelve months and carried interest at annual rates of 2.15%-2.96%.